UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797

Name of Fund:  BlackRock International Fund of BlackRock Series, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2018 (Unaudited)	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.2%

Brazil — 5.6%
Cielo SA(a)	1,735,050	$14,638,463
Itau Unibanco Holding SA, Preference Shares(a)	718,685	11,788,600
Vale SA — ADR(a)	832,859	10,902,124

		37,329,187

China — 8.8%
Bank of China Ltd., H Shares	55,127,000	33,039,513
NetEase, Inc. — ADR	41,440	13,267,430
Ping An Insurance Group Co. of China Ltd., H Shares	1,054,500	12,419,891

		58,726,834

France — 5.5%
Arkema SA	106,500	13,606,041
Engie SA	1,312,730	22,794,504

		36,400,545

Germany — 4.1%
Bayer AG, Registered Shares	209,183	27,410,952

India — 3.0%
ICICI Bank Ltd.	3,634,141	20,105,049

Indonesia — 2.1%
Bank Mandiri Persero Tbk PT	23,625,700	14,362,609

Italy — 3.2%
Intesa Sanpaolo SpA	5,362,423	21,069,834

Japan — 11.1%
Japan Tobacco, Inc.	441,700	14,637,851
Omron Corp.	165,200	10,354,452
Sony Corp.	577,000	27,673,538
Trend Micro, Inc.(a)	394,000	21,328,416

		73,994,257

Netherlands — 8.3%
Aegon NV	2,868,265	19,600,395
ASML Holding NV	50,478	10,233,903
Heineken NV	122,935	13,816,644
Koninklijke Philips NV	290,399	11,836,670

		55,487,612

Portugal — 2.9%
Banco Comercial Portugues SA, Class R(a)	48,871,850	19,513,487

Singapore — 1.3%
Sea Ltd. — ADR(a)	702,108	8,607,844

Spain — 8.3%
Banco Bilbao Vizcaya Argentaria SA	3,007,630	28,225,437
CaixaBank SA	2,484,571	13,402,167
Industria de Diseno Textil SA	379,720	13,587,761

		55,215,365

Switzerland — 3.1%
Cie Financiere Richemont SA, Registered Shares	212,885	20,419,095

United Kingdom — 22.0%
British American Tobacco PLC	281,903	19,267,132
BT Group PLC	5,555,995	20,299,119
Burberry Group PLC	490,463	10,999,402
Diageo PLC	666,630	23,993,591
Imperial Brands PLC	592,348	24,377,163
ITV PLC	7,398,445	17,542,813
Reckitt Benckiser Group PLC	135,339	13,069,698
TechnipFMC PLC	536,066	17,400,702

		146,949,620

Security	Shares	Value
United States — 5.9%
BioMarin Pharmaceutical, Inc.(a)	221,212	$19,959,959
Schlumberger Ltd.	262,526	19,316,663

		39,276,622

Total Long-Term Investments — 95.2% (Cost: $525,127,714)		634,868,912

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)(c)	21,201,958	21,201,958

Total Short-Term Investments — 3.2% (Cost: $21,201,958)		21,201,958

Total Investments — 98.4% (Cost: $546,329,672)		656,070,870

Other Assets Less Liabilities — 1.6%		10,454,288

Net Assets — 100.0%		$666,525,158

1

Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock International Fund

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2017	Net Activity	Shares Held at January 31, 2018	Value at January 31, 2018	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	31,122,581	(9,920,623)	21,201,958	$21,201,958	$63,894	$86	—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR	American Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Brazil	$37,329,187	$—	$—	$37,329,187
China	13,267,430	45,459,404	—	58,726,834
France	13,606,041	22,794,504	—	36,400,545
Germany	—	27,410,952	—	27,410,952
India	—	20,105,049	—	20,105,049
Indonesia	—	14,362,609	—	14,362,609
Italy	—	21,069,834	—	21,069,834
Japan	—	73,994,257	—	73,994,257
Netherlands	—	55,487,612	—	55,487,612
Portugal	—	19,513,487	—	19,513,487
Singapore	8,607,844	—	—	8,607,844
Spain	—	55,215,365	—	55,215,365
Switzerland	—	20,419,095	—	20,419,095
United Kingdom	34,943,515	112,006,105	—	146,949,620
United States	39,276,622	—	—	39,276,622
Short-Term Securities:
Money Market Fund	21,201,958	—	—	21,201,958

	$168,232,597	$487,838,273	—	$656,070,870

During the period ended January 31, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Fund of BlackRock Series, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Fund of BlackRock Series, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock International Fund of BlackRock Series, Inc.

Date: March 21, 2018